Supplementary Disclosures on Financial Instruments - Carrying Amount and Fair Value Hierarchy for Each Category/Class of Financial Asset/Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current liabilities
Hedging derivatives	€ 30,327
Current liabilities
Non-current liabilities	2,249	€ 2,444
Current liabilities	181	192
Total	32,864	34,525
Assets
Loans and receivables		8,631
Non-current assets
Receivables from employees	47	48
Other financial receivables	150	12
Non-current assets	800
Current assets
Receivables from employees	16	15
Other short-term financial receivables	1	2
Current assets	993	1,379
Cash and cash equivalents	3,575	3,964	€ 3,559	€ 4,812
Current assets
Non-current assets	69	101
Current assets	45	59
Total	6,773	8,570
Level 1 [member]
Current assets
Total	996	1,522
Level 2 [member]
Current liabilities
Total	1,994	1,969
Current assets
Total	1,797	2,766
Financial assets at fair value through equity category [member]
Current assets
Available-for-sale financial assets	28	27
Current assets
Total	2,729	3,977
Financial assets at fair value through profit or loss, category [member]
Current assets
Available-for-sale financial assets	1,016	1,399
Financial assets at fair value through profit or loss held for trading	22	207
Current assets
Total	64	311
Non- hedging derivatives [member]
Non-current liabilities
Non-hedging derivatives	5	13
Current liabilities
Non-hedging derivatives	4	11
Non- hedging derivatives [member] | Level 2 [member]
Non-current liabilities
Non-hedging derivatives	5	13
Current liabilities
Non-hedging derivatives	4	11
Non-current assets
Non-hedging derivatives	7	39
Current assets
Held for trading	15	28
Non- hedging derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Non-current assets
Non-hedging derivatives	7	39
Current assets
Held for trading	15	28
Hedging derivatives [member]
Non-current liabilities
Hedging derivatives	1,914	1,876
Current liabilities
Hedging derivatives	71	69
Hedging derivatives [member] | Level 2 [member]
Non-current liabilities
Hedging derivatives	1,914	1,876
Current liabilities
Hedging derivatives	71	69
Non-current assets
Hedging derivatives	1,495	2,497
Current assets
Hedging derivatives	260	185
Hedging derivatives [member] | Financial assets at fair value through equity category [member]
Current assets
Hedging derivatives	1,713	2,578
Non-current assets
Hedging derivatives	1,474	2,454
Current assets
Hedging derivatives	239	124
Hedging derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Current assets
Hedging derivatives	42	104
Non-current assets
Hedging derivatives	21	43
Current assets
Hedging derivatives	21	61
Fair value [member]
Current liabilities
Financial liabilities at fair value through profit or loss held for trading	9	24
Current liabilities
Finance lease liabilities	3,604	3,921
Total	41,621	41,407
Assets
Loans and receivables	7,914
Current assets
Available-for-sale financial assets	1,044	1,426
Financial assets at fair value through profit or loss held for trading	22	207
Current assets
Financial receivables for lease contracts	114	160
Total	10,849	13,106
Financial liabilities at amortized cost	36,023	35,517
Fair value [member] | Hedging derivatives [member]
Current liabilities
Hedging derivatives	1,985	1,945
Current assets
Hedging derivatives	1,755	2,682
IAS 17 section finance lease receivables [member]
Current liabilities
Finance lease liabilities	2,430	2,636
Non-current liabilities	2,249	2,444
Current liabilities	181	192
Total	2,430	2,636
Current assets
Financial receivables for lease contracts	114	160
Non-current assets	69	101
Current assets	45	59
Total	114	160
Financial liabilities at amortised cost, category [member]
Non-current liabilities
Financial payables	23,940	26,136
Current liabilities
Financial payables	4,500	3,784
Trade and miscellaneous payables and other current liabilities	4,915	5,339
Current liabilities
Total	33,355	35,259
Current assets
Financial liabilities at amortized cost	33,355	35,259
Financial liabilities at fair value through equity category [member]
Current liabilities
Total	1,966	1,943
Financial liabilities at fair value through equity category [member] | Hedging derivatives [member]
Current liabilities
Hedging derivatives	1,966	1,943
Non-current liabilities
Hedging derivatives	1,895	1,874
Current liabilities
Hedging derivatives	71	69
Financial liabilities at fair value through profit or loss, category [member]
Current liabilities
Financial liabilities at fair value through profit or loss held for trading	9	24
Current liabilities
Total	28	26
Financial liabilities at fair value through profit or loss, category [member] | Non- hedging derivatives [member]
Non-current liabilities
Non-hedging derivatives	5	13
Current liabilities
Non-hedging derivatives	4	11
Financial liabilities at fair value through profit or loss, category [member] | Hedging derivatives [member]
Current liabilities
Hedging derivatives	19	2
Non-current liabilities
Hedging derivatives	19	2
Financial assets at amortized cost, category [member]
Assets
Loans and receivables	7,913	8,629
Non-current assets
Receivables from employees	47	48
Other financial receivables	150	12
Miscellaneous receivables	370	397
Current assets
Receivables from employees	16	15
Other short-term financial receivables	101	102
Cash and cash equivalents	3,575	3,964
Trade receivables	3,500	3,925
Other receivables	154	166
Financial asset cost [member]
Assets
Loans and receivables	1	2
Non-current assets
Miscellaneous receivables	1	2
Current assets
Total	29	29
Financial assets at amortized cost, class [member]
Current assets
Total	7,913	8,629
Other Investments1 [member] | Level 1 [member]
Non-current assets
Non-current assets	3	2
Other Investments1 [member] | Level 2 [member]
Non-current assets
Non-current assets	20	17
Other Investments1 [member] | Financial assets at fair value through equity category [member]
Non-current assets
Non-current assets	28	27
Other Investments1 [member] | Financial assets at fair value through profit or loss, category [member]
Non-current assets
Non-current assets	23	19
Securities other than investments [member] | Level 1 [member]
Non-current assets
Non-current assets		1
Current assets
Current assets	993	1,379
Current assets
Held for trading		140
Securities other than investments [member] | Financial assets at fair value through profit or loss, category [member]
Non-current assets
Non-current assets		1
Current assets
Current assets	993	1,379
Current assets
Held for trading		140
Gross carrying amount [member]
Non-current liabilities
Financial payables	23,940	26,136
Current liabilities
Financial payables	4,500	3,784
Trade and miscellaneous payables and other current liabilities	4,915	5,339
Financial liabilities at fair value through profit or loss held for trading	9	24
Current liabilities
Finance lease liabilities	2,430	2,636
Non-current liabilities	2,249	2,444
Current liabilities	181	192
Total	37,779	39,864
Assets
Loans and receivables	7,914	8,631
Non-current assets
Receivables from employees	47	48
Other financial receivables	150	12
Miscellaneous receivables	371	399
Current assets
Receivables from employees	16	15
Available-for-sale financial assets	1,044	1,426
Other short-term financial receivables	101	102
Cash and cash equivalents	3,575	3,964
Financial assets at fair value through profit or loss held for trading	22	207
Trade receivables	3,500	3,925
Other receivables	154	166
Current assets
Financial receivables for lease contracts	114	160
Non-current assets	69	101
Current assets	45	59
Total	10,849	13,106
Financial liabilities at amortized cost	33,355	35,259
Gross carrying amount [member] | Non- hedging derivatives [member]
Non-current liabilities
Non-hedging derivatives	5	13
Current liabilities
Non-hedging derivatives	4	11
Non-current assets
Non-hedging derivatives	7	39
Current assets
Held for trading	15	28
Gross carrying amount [member] | Hedging derivatives [member]
Current liabilities
Hedging derivatives	1,985	1,945
Non-current liabilities
Hedging derivatives	1,914	1,876
Current liabilities
Hedging derivatives	71	69
Current assets
Hedging derivatives	1,755	2,682
Non-current assets
Hedging derivatives	1,495	2,497
Current assets
Hedging derivatives	260	185
Gross carrying amount [member] | Other Investments1 [member]
Non-current assets
Non-current assets	51	46
Gross carrying amount [member] | Securities other than investments [member]
Non-current assets
Non-current assets		1
Current assets
Current assets	€ 993	1,379
Current assets
Held for trading		€ 140